Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities
Net cash used in operating activities	$ (1,300,827)	$ (1,309,380)
Cash flows from investing activities
Net cash provided by investing activities		58,621
Cash flows from financing activities
Proceeds from issuance of Class A Ordinary Shares	3,070,000
Payment of offering cost	(370,800)
Net cash provided by financing activities	2,699,200
Net increase (decrease) in cash	1,398,373	(1,250,759)
Cash – Beginning of period	874,238	2,005,351
Cash – End of period	2,272,611	754,592
Supplemental disclosures of cash flow information
Interest paid
Income taxes paid
Non-cash operating, investing and financing activities
Settlement of deferred cash bonus by issuance of share options or shares		$ 451,660